Putnam
Vista
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The following report, covering Putnam Vista Fund's fiscal year ended July 31, 2001, was prepared before the September 11 attacks on the World Trade Center and the Pentagon. Our thoughts are with the families of the people who lost their lives or were injured in those horrific events.

We want to assure you that the assets Putnam manages on your behalf are safe and secure. Putnam's senior management team has been meeting regularly to formulate a global economic view and industry-specific perspectives, and to maintain focused management of your fund in the current environment.

The important thing for investors to do right now is to remain calm and not to allow the impact of this near-term occurrence to cloud a long-term perspective. We believe you should avoid the temptation to make hasty investment decisions. Given these events, we suggest consulting your financial advisor, who can help you make decisions that are appropriate for your long-term investment plan.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 19, 2001

REPORT FROM FUND MANAGEMENT

Eric M. Wetlaufer
Dana F. Clark
Margery C. Parker
Kenneth J. Doerr

Twelve months ago, Putnam Vista Fund began its 2001 fiscal year in the midst of what was expected to be a short-term stock price correction. Unfortunately, the correction quickly developed into a sustained decline that has lasted through the period's end. A halt in capital spending and an ensuing slump in manufacturing, followed by heavy payroll cuts, hit technology companies first but soon spread to other industry sectors. Aggressive intervention by the Federal Reserve Board to curtail an economic downdraft seems to have had little effect as yet, although the market did revive somewhat in April and May. While we believe that more favorable market conditions are on the way, your fund's performance for the fiscal year ended July 31, 2001, reflects the period's relentless volatility as well as some disappointments in several individual fund holdings.

Total return for 12 months ended 7/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -37.86% -41.44%  -38.31% -40.65%  -38.33% -38.81%  -38.15% -40.32%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* RAPID ECONOMIC SLOWING, PLUNGING STOCK PRICES SPURRED FED ACTION

In 1999 and early 2000, the Fed enacted a series of interest-rate increases to rein in the economy's torrid growth and fend off a potential rise in inflation. By the fall of 2000, not only had the Fed's actions taken hold but they also began to put brakes on the economy and subdue business spending, bringing recession fears to the forefront. The stock market downturn, which began in earnest last October, was fueled further by a string of corporate earnings disappointments that have since continued at a rapid pace.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics               13.8%

Biotechnology             10.7%

Software                   9.1%

Pharmaceuticals            7.6%

Retail                     5.8%

Footnote reads:
*Based on net assets as of 7/31/01. Holdings will vary over time.


In response, the Fed reversed its course in early January, cutting short-term interest rates before its scheduled Federal Open Market Committee meeting. By the period's end, the Fed had cut short-term rates by a total of 2.75%, one of the most aggressive monetary easings within a six-month time frame in recent history. The stock market responded favorably in April and May, giving many fund holdings a boost in price. In the final two months of the period, however, the broad market witnessed the return of investor pessimism and growth stocks across the market capitalization spectrum came under pressure once again.


"If history is any kind of barometer, as capital spending resumes, our methodical, research-intensive approach to investing in well-run industry leaders should bode well for fund performance."

-- Eric M. Wetlaufer, portfolio manager, Putnam Vista Fund


* FUND'S FOCUS ON FUNDAMENTALS CAN DAMPEN  SHORT-TERM PERFORMANCE

Whether stock prices are on the rise or headed down, our job is to manage your fund with a long-term perspective. In building the portfolio, we target midsize companies that exhibit a high level of quality within their management teams, a steady record of high profitability, and strong growth prospects. At times, when the herd mentality takes hold of the markets, our approach can dampen your fund's performance relative to some competitors. This was most evident in the fiscal year's second half, when investors turned away from the higher-quality, higher-expectation stocks and began pursuing the cheapest stocks regardless of the companies' business fundamentals. We held steady in our resolve, however, maintaining our positions in many biotechnology, software technology, and health-care related stocks whose solid industry positions tend to result in higher relative valuations. Over the longer term, we believe this positioning will prove to be the correct choice.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Peregrine Systems, Inc.
Software

Convergys Corp.
Technology services

IVAX Corp.
Pharmaceuticals

PerkinElmer, Inc.
Electronics

MedImmune, Inc.
Biotechnology

Andrx Group
Pharmaceuticals

Interpublic Group of Companies, Inc.
Advertising and marketing services

VeriSign, Inc.
Computers

Starbucks Corp.
Restaurants

Family Dollar Stores, Inc.
Retail

Footnote reads:
These holdings represent 20.1% of the fund's net assets as of 7/31/01. Portfolio holdings will vary over time.


Every investor knows that this has been the toughest year on record for technology stocks, but many may not realize that one subsector -- software -- was the last to feel the brunt of the downturn and contains, in our opinion, many stocks that have been unduly punished. Examples include Peregrine Systems and Internet Security Systems, two software makers specializing in asset management and Internet security, respectively. Verisign, the Internet domain name manager, and BEA Systems, a provider of e-business platforms, are two companies that we sold when they hit our target valuations and then repurchased at lower prices near the period's end. While these holdings, as well as others mentioned in this report, were viewed favorably at the end of the reporting period, all are subject to review in accordance with the fund's investment strategy and may change in the future.

Once capital spending picks up, and we believe it will at some point, our research shows that the percentage of corporate spending allocated to technology should continue to increase. We believe the software sector, in particular, is likely to benefit from this trend, as improved corporate software can contribute so much to increased productivity.

As the period progressed, we also maintained and/or added to niche players in biotechnology and health care despite recent underperformance of stocks in these sectors. Among our selections were Inhale Therapeutics; Applera Corp., a gene sequencing equipment manufacturer; and Lincare Holdings, a medical service company. We also re-established a position in AmeriSource, a drug distribution company.

* HEALTH-CARE, FINANCIAL, AND CONSUMER STOCK HOLDINGS INCREASED

Although we maintained exposure to certain software technology stocks, we decreased the fund's overall weighting in the tech sector. Health-care stocks (including biotech and pharmaceuticals) comprised roughly 23% of net assets, up from 18% last August. Financial companies also garnered our increased attention. A declining interest-rate environment, low credit losses, and the ongoing strength in consumer confidence have been beneficial to many of the firms we pursued. We focused on attractively valued companies that have demonstrated consistent growth, such as AmeriCredit and Metris, new positions that were funded by the decrease of holdings such as Capital One and Providian.

Several new holdings in the consumer/business services arenas were added to the portfolio as well, slightly increasing your fund's stake in this sector. HomeStore.com, an online realty service, and Lamar Advertising, an outdoor advertising firm, are examples of two recently purchased issues. We also bought back into Este Lauder at a lower valuation after having sold it at a profit in the fiscal year's first half. Your fund's representation in energy stocks remained relatively constant throughout the fiscal year, as we held onto Cooper Cameron, Smith International, and Global Marine.

* NEAR-TERM UNCERTAINTY EXPECTED THOUGH STAGE APPEARS SET FOR RECOVERY

We believe that the concerted efforts of the Fed combined with growing resolve among central banks worldwide to help stabilize economies have created somewhat of a floor to stock price valuations. The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 should be successful in providing further financial stimulus. Meanwhile, the shakeout in technology has left the strong companies still standing, creating what we believe is a more rational marketplace populated now by a greater percentage of companies that are well positioned for success. In short, we believe the stage is set for a business recovery even though the timing of that recovery remains a bit elusive. With a well-diversified portfolio of what we believe are sound companies, your fund is poised to benefit from a rebound.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small- to medium-sized companies. Such investments increase the risk of greater price fluctuations.


MANAGEMENT UPDATE

Kenneth J. Doerr has been appointed to the fund's management team. Before joining Putnam in 2000, Ken was with Equinox Capital Management and Sanford C. Bernstein. He has 11 years of investment experience.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks of midsized companies believed to offer above-average growth potential.




TOTAL RETURN FOR PERIODS ENDED 7/31/01

                   Class A          Class B           Class C          Class M
(inception dates)  (6/3/68)        (3/1/93)          (7/26/99)        (12/8/94)
                  NAV    POP      NAV    CDSC       NAV     CDSC     NAV     POP
------------------------------------------------------------------------------------
1 year          -37.86% -41.44%  -38.31% -40.65%   -38.33% -38.81%  -38.15% -40.32%
------------------------------------------------------------------------------------
5 years          74.49   64.41    67.91   66.17     68.04   68.04    69.91   64.00
Annual average   11.78   10.45    10.92   10.69     10.94   10.94    11.18   10.40
------------------------------------------------------------------------------------
10 years        288.87  266.28   260.62  260.62    260.39  260.39   269.50  256.58
Annual average   14.55   13.86    13.69   13.69     13.68   13.68    13.96   13.56
------------------------------------------------------------------------------------
Annual average
(life of fund)   10.87   10.67     9.85    9.85     10.03   10.03    10.12   10.01
------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/01

                        Russell Midcap          Consumer
                         Growth Index         price index
----------------------------------------------------------------------
1 year                     -31.81%               2.66%
----------------------------------------------------------------------
5 years                     80.53               12.85
Annual average              12.54                2.45
----------------------------------------------------------------------
10 years                   236.57               30.25
Annual average              12.90                2.68
----------------------------------------------------------------------
Annual average
(life of fund)                 --*               5.06
----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index began operations on 12/31/85.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/91

                Fund's class A        Russell Midcap      Consumer price
Date             shares at POP         Growth Index           index

7/31/91             9,425                 10,000              10,000
7/31/92            11,158                 11,156              10,316
7/31/93            13,349                 12,633              10,602
7/31/94            13,716                 13,294              10,896
7/31/95            17,997                 17,384              11,211
7/31/96            20,992                 18,643              11,542
7/31/97            28,602                 26,043              11,791
7/31/98            33,434                 28,214              11,990
7/31/99            38,476                 34,335              12,239
7/31/00            58,939                 49,360              12,687
7/31/01           $36,628                $33,657             $13,025

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $36,062 and $36,039, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $36,950 ($35,658 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/01

                        Class A     Class B     Class C     Class M
----------------------------------------------------------------------
Distributions (number)     1           1           1           1
----------------------------------------------------------------------
Income                    --           --          --          --
----------------------------------------------------------------------
Capital gains
  Long-term            $1.9016      $1.9016     $1.9016     $1.9016
----------------------------------------------------------------------
  Short-term            1.9128       1.9128      1.9128      1.9128
----------------------------------------------------------------------
Return of capital*      0.0046       0.0046      0.0046      0.0046
----------------------------------------------------------------------
  Total                $3.8190      $3.8190     $3.8190     $3.8190
----------------------------------------------------------------------
Share value:         NAV     POP      NAV         NAV     NAV     POP
----------------------------------------------------------------------
7/31/00            $19.10  $20.27   $17.73      $18.95  $18.40  $19.07
----------------------------------------------------------------------
7/31/01              9.22    9.78     8.30        9.05    8.74    9.06
----------------------------------------------------------------------
*See page 32.



TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                       Class A          Class B           Class C            Class M
(inception dates)     (6/3/68)         (3/1/93)          (7/26/99)          (12/8/94)
                    NAV     POP       NAV    CDSC       NAV     CDSC       NAV     POP
---------------------------------------------------------------------------------------
1 year            -35.82% -39.51%   -36.28% -38.69%   -36.30% -36.79%    -36.12% -38.35%
---------------------------------------------------------------------------------------
5 years            75.41   65.38     68.98   67.23     68.86   68.86      71.00   64.95
Annual average     11.90   10.58     11.06   10.83     11.05   11.05      11.33   10.53
---------------------------------------------------------------------------------------
10 years          349.61  324.03    317.17  317.17    316.76  316.76     327.36  312.24
Annual average     16.22   15.54     15.35   15.35     15.34   15.34      15.63   15.22
---------------------------------------------------------------------------------------
Annual average
(life of fund)     11.22   11.02     10.20   10.20     10.38   10.38      10.47   10.35
---------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares, and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Comparative benchmarks

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Vista Fund

We have audited the accompanying statement of assets and liabilities of Putnam Vista Fund, including the fund's portfolio, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended July 31, 1999 were audited by other auditors whose report, dated September 14, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Vista Fund as of July 31, 2001, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

                                                     KPMG  LLP
Boston, Massachusetts
August 31, 2001




THE FUND'S PORTFOLIO
July 31, 2001

COMMON STOCKS (100.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (3.1%)
-------------------------------------------------------------------------------------------------------------------
          4,730,300 Interpublic Group of Companies., Inc.                                             $ 129,468,311
          2,321,700 Lamar Advertising Co. (NON)                                                         102,108,366
                                                                                                      -------------
                                                                                                        231,576,677

Banking (1.9%)
-------------------------------------------------------------------------------------------------------------------
            292,400 Greenpoint Financial Corp.                                                           12,064,424
            670,020 M & T Bank Corp.                                                                     53,936,610
            348,800 South Trust Corp.                                                                     8,953,696
          1,207,700 Zions Bancorp                                                                        70,590,065
                                                                                                      -------------
                                                                                                        145,544,795

Biotechnology (10.7%)
-------------------------------------------------------------------------------------------------------------------
          1,171,300 Abgenix, Inc. (NON)                                                                  34,061,404
          3,024,500 Applera Corp.-Applied Biosystems Group                                               85,290,900
            926,567 Diversa Corp. (NON)                                                                  13,073,860
          1,343,200 Genzyme Corp. (NON)                                                                  75,219,200
          1,235,200 Gilead Sciences, Inc. (NON)                                                          63,353,408
            834,500 Human Genome Sciences, Inc. (NON)                                                    42,375,910
          1,219,800 IDEC Pharmaceuticals Corp. (NON)                                                     65,844,804
          1,865,945 IDEXX Laboratories, Inc. (NON) (AFF)                                                 45,547,717
            670,700 Invitrogen Corp. (NON)                                                               42,944,921
          3,750,400 MedImmune, Inc. (NON)                                                               144,465,408
          1,873,000 Millennium Pharmaceuticals, Inc. (NON)                                               58,587,440
            738,400 Protein Design Labs, Inc. (NON)                                                      41,128,880
            259,200 QIAGEN NV (Netherlands) (NON)                                                         5,520,960
            237,000 Scios, Inc. (NON)                                                                     5,351,460
          2,898,100 Waters Corp. (NON)                                                                   85,493,950
                                                                                                      -------------
                                                                                                        808,260,222

Broadcasting (1.7%)
-------------------------------------------------------------------------------------------------------------------
            666,312 Radio One, Inc. Class A (NON)                                                        12,180,183
            989,124 Radio One, Inc. Class D (NON)                                                        17,804,232
          2,635,400 Univision Communications, Inc. Class A (NON)                                        100,619,572
                                                                                                      -------------
                                                                                                        130,603,987

Cable Television (0.3%)
-------------------------------------------------------------------------------------------------------------------
            376,300 Charter Communications, Inc. Class A (NON)                                            8,105,502
            541,800 USA Networks, Inc. (NON)                                                             15,175,818
                                                                                                      -------------
                                                                                                         23,281,320

Chemicals (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,034,114 Ecolab, Inc.                                                                         81,445,925

Commercial and Consumer Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,911,400 Cintas Corp.                                                                         95,894,938

Communications Equipment (2.3%)
-------------------------------------------------------------------------------------------------------------------
          2,417,300 Brocade Communications Systems, Inc. (NON)                                           79,553,343
            693,020 Comverse Technology, Inc. (NON)                                                      19,598,606
            906,500 Crown Castle International Corp. (NON)                                                8,838,375
            233,900 Digital Lightwave, Inc. (NON)                                                         4,787,933
          2,762,500 Sonus Networks, Inc. (NON)                                                           60,609,250
                                                                                                      -------------
                                                                                                        173,387,507

Computers (2.4%)
-------------------------------------------------------------------------------------------------------------------
            243,900 Lexmark International, Inc. (NON)                                                    11,151,108
            480,600 Mentor Graphics Corp. (NON)                                                           8,963,190
          2,861,500 Network Appliance, Inc. (NON)                                                        35,711,520
          2,274,900 VeriSign, Inc. (NON)                                                                124,232,289
                                                                                                      -------------
                                                                                                        180,058,107

Consumer Finance (2.3%)
-------------------------------------------------------------------------------------------------------------------
            906,600 AmeriCredit Corp. (NON)                                                              55,746,834
            316,200 Capital One Financial Corp.                                                          20,322,174
          2,096,800 Metris Companies, Inc.                                                               72,758,960
            403,400 Providian Financial Corp.                                                            19,915,858
                                                                                                      -------------
                                                                                                        168,743,826

Consumer Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------
          2,676,600 Estee Lauder Cos. Class A                                                           105,859,530

Distribution (1.1%)
-------------------------------------------------------------------------------------------------------------------
          3,140,600 SYSCO Corp.                                                                          84,293,704

Electric Utilities (0.9%)
-------------------------------------------------------------------------------------------------------------------
            231,000 Allegheny Energy, Inc.                                                                9,960,720
          2,274,900 CMS Energy Corp.                                                                     60,671,583
                                                                                                      -------------
                                                                                                         70,632,303

Electronics (13.8%)
-------------------------------------------------------------------------------------------------------------------
          8,517,800 Atmel Corp. (NON)                                                                    85,263,178
          2,075,500 Celestica, Inc. (Canada) (NON)                                                      100,142,875
          1,719,900 Emulex Corp. (NON)                                                                   40,366,053
          2,165,600 GlobeSpan, Inc. (NON)                                                                34,649,600
          1,559,600 Integrated Device Technology, Inc. (NON)                                             57,471,260
          2,875,700 Jabil Circuit, Inc. (NON)                                                            93,460,250
          1,695,100 Linear Technology Corp.                                                              73,872,458
          3,868,200 LSI Logic Corp. (NON)                                                                84,249,396
            253,200 Maxim Integrated Products, Inc. (NON)                                                11,690,244
          1,684,400 Micrel, Inc. (NON)                                                                   56,730,592
          5,580,800 PerkinElmer, Inc. (AFF)                                                             175,795,200
            278,100 Pixelworks, Inc. (NON)                                                                5,756,670
          3,290,900 PMC-Sierra, Inc. (NON)                                                               99,747,179
          2,990,600 QLogic Corp. (NON)                                                                  114,868,946
            313,400 Solectron Corp. (NON)                                                                 5,478,232
                                                                                                      -------------
                                                                                                      1,039,542,133

Energy (4.2%)
-------------------------------------------------------------------------------------------------------------------
          1,077,600 Cooper Cameron Corp. (NON)                                                           54,860,616
          4,467,000 Global Marine, Inc. (NON)                                                            77,189,760
          1,973,000 Smith International, Inc. (NON)                                                     107,331,200
          2,373,900 Transocean Sedco Forex, Inc.                                                         76,653,231
                                                                                                      -------------
                                                                                                        316,034,807

Financial (1.0%)
-------------------------------------------------------------------------------------------------------------------
            334,600 Intuit, Inc. (NON)                                                                   11,503,548
          1,990,300 Moody's Corp.                                                                        66,197,378
                                                                                                      -------------
                                                                                                         77,700,926

Gaming & Lottery (0.7%)
-------------------------------------------------------------------------------------------------------------------
            873,200 International Game Technology (NON)                                                  45,388,936
            274,800 MGM Mirage (NON)                                                                      8,491,320
                                                                                                      -------------
                                                                                                         53,880,256

Health Care Services (4.3%)
-------------------------------------------------------------------------------------------------------------------
          1,726,900 AmeriSource Health Corp. Class A (NON)                                              100,401,966
            665,400 Caremark Rx, Inc. (NON)                                                              11,697,732
            199,100 Express Scripts, Inc. Class A (NON)                                                  11,617,485
            383,100 Health Net, Inc. (NON)                                                                7,029,885
            645,000 Laboratory Corp. of America Holdings (NON)                                           58,024,200
            801,900 Lincare Holdings, Inc. (NON)                                                         26,342,415
            998,400 Quest Diagnostics, Inc. (NON)                                                        68,989,440
            113,200 Trigon Healthcare, Inc. (NON)                                                         7,751,936
            658,100 Universal Health Services, Inc. Class B (NON)                                        32,575,950
                                                                                                      -------------
                                                                                                        324,431,009

Insurance (3.0%)
-------------------------------------------------------------------------------------------------------------------
          3,057,655 ACE, Ltd.                                                                           106,742,736
            212,200 AMBAC Financial Group, Inc.                                                          12,209,988
            127,300 Everest Re Group, Ltd. (Bermuda)                                                      8,923,730
          1,254,600 XL Capital, Ltd. Class A (Bermuda)                                                   96,290,550
                                                                                                      -------------
                                                                                                        224,167,004

Investment Banking/Brokerage (1.4%)
-------------------------------------------------------------------------------------------------------------------
            245,700 AG Edwards, Inc.                                                                     10,749,375
            205,300 Bear Stearns Companies, Inc. (The)                                                   11,938,195
          1,664,200 Legg Mason, Inc.                                                                     80,114,588
                                                                                                      -------------
                                                                                                        102,802,158

Leisure (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,806,700 Harley-Davidson, Inc.                                                                93,243,787

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------------------------------------------
            822,500 Four Seasons Hotels, Inc. (Canada)                                                   45,196,375

Medical Technology (1.8%)
-------------------------------------------------------------------------------------------------------------------
            177,900 Charles River Laboratories International, Inc. (NON)                                  5,390,370
            162,000 St. Jude Medical, Inc. (NON)                                                         11,340,000
          1,990,200 Stryker Corp.                                                                       119,372,196
                                                                                                      -------------
                                                                                                        136,102,566

Natural Gas Utilities (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,525,300 Dynegy, Inc.                                                                         70,743,414
            230,700 KeySpan Corp.                                                                         7,068,648
                                                                                                      -------------
                                                                                                         77,812,062

Oil & Gas (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,116,500 Devon Energy Corp.                                                                   60,525,465
            281,000 EOG Resources, Inc.                                                                   9,933,350
             83,300 Kerr-McGee Corp.                                                                      5,262,894
            910,100 Murphy Oil Corp.                                                                     69,668,155
            275,500 Noble Drilling Corp. (NON)                                                            8,455,095
                                                                                                      -------------
                                                                                                        153,844,959

Pharmaceuticals (7.6%)
-------------------------------------------------------------------------------------------------------------------
            280,600 Allergan, Inc.                                                                       21,126,374
          1,975,800 Andrx Group (NON)                                                                   134,137,062
            205,400 Barr Laboratories, Inc. (NON)                                                        17,639,752
            110,900 Cima Labs, Inc. (NON)                                                                 7,148,614
            133,600 Enzon, Inc. (NON)                                                                     8,583,800
            276,500 Forest Laboratories, Inc. (NON)                                                      21,719,075
          1,605,000 Inhale Therapeutic Systems, Inc. (NON)                                               24,893,550
          5,220,637 IVAX Corp. (NON)                                                                    177,501,658
          2,037,068 King Pharmaceuticals, Inc. (NON)                                                     92,075,474
          1,335,300 Shire Pharmaceuticals Group PLC ADR
                    (United Kingdom) (NON)                                                               66,951,942
                                                                                                      -------------
                                                                                                        571,777,301

Power Producers (0.4%)
-------------------------------------------------------------------------------------------------------------------
            449,200 Calpine Corp. (NON)                                                                  16,166,708
            378,300 Mirant Corp. (NON)                                                                   11,700,819
                                                                                                      -------------
                                                                                                         27,867,527

Real Estate (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,592,200 Boston Properties, Inc. (R)                                                          61,379,310

Restaurants (2.5%)
-------------------------------------------------------------------------------------------------------------------
          2,303,600 Darden Restaurants, Inc.                                                             68,877,640
          6,714,300 Starbucks Corp. (NON)                                                               121,125,972
                                                                                                      -------------
                                                                                                        190,003,612

Retail (5.8%)
-------------------------------------------------------------------------------------------------------------------
            205,700 Bed Bath & Beyond, Inc. (NON)                                                         6,629,711
            194,800 Best Buy Co., Inc. (NON)                                                             13,043,808
            342,300 Columbia Sportswear Co. (NON)                                                        13,294,932
          3,997,900 Family Dollar Stores, Inc.                                                          119,577,189
          1,361,300 HomeStore.com, Inc. (NON)                                                            37,571,880
            202,900 Jones Apparel Group, Inc. (NON)                                                       7,921,216
          2,532,814 RadioShack Corp.                                                                     71,501,339
          1,088,600 Talbots, Inc. (The)                                                                  46,809,800
          1,936,500 Tiffany & Co.                                                                        68,358,450
          1,388,900 TJX Companies, Inc. (The)                                                            47,236,489
                                                                                                      -------------
                                                                                                        431,944,814

Semiconductor (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,133,900 KLA-Tencor Corp. (NON)                                                               61,672,821
          1,229,500 LAM Research Corp. (NON)                                                             34,413,705
          1,544,100 Novellus Systems, Inc. (NON)                                                         78,702,777
                                                                                                      -------------
                                                                                                        174,789,303

Software (9.1%)
-------------------------------------------------------------------------------------------------------------------
          2,295,450 Adobe Systems, Inc.                                                                  86,056,421
          3,260,400 BEA Systems, Inc. (NON)                                                              71,891,820
            151,800 Electronic Arts, Inc. (NON)                                                           8,640,456
          1,847,200 Informatica Corp. (NON)                                                              15,276,344
          1,340,400 Internet Security Systems, Inc. (NON)                                                30,869,412
          1,683,470 Manugistics Group, Inc. (NON)                                                        36,548,134
          1,125,100 McDATA Corp. Class A (NON)                                                           20,420,565
          2,555,800 Micromuse, Inc. (NON)                                                                39,027,066
          7,356,950 Peregrine Systems, Inc. (NON)                                                       201,212,582
          2,931,500 Retek, Inc. (NON) (AFF)                                                              94,042,520
            177,700 Symantec Corp. (NON)                                                                  8,566,917
            113,200 Synopsys, Inc. (NON)                                                                  5,858,100
          1,514,400 VERITAS Software Corp. (NON)                                                         64,225,704
            297,300 webMethods, Inc. (NON)                                                                4,640,853
                                                                                                      -------------
                                                                                                        687,276,894

Technology Services (4.7%)
-------------------------------------------------------------------------------------------------------------------
          6,041,600 Convergys Corp. (NON)                                                               188,195,839
          1,082,925 Fiserv, Inc. (NON)                                                                   62,138,237
          1,965,000 SunGard Data Systems, Inc. (NON)                                                     53,585,550
          3,920,550 Symbol Technologies, Inc.                                                            48,654,026
                                                                                                      -------------
                                                                                                        352,573,652

Telecommunications (1.0%)
-------------------------------------------------------------------------------------------------------------------
            530,345 Telephone and Data Systems, Inc.                                                     57,144,674
            315,700 Time Warner Telecom, Inc. Class A (NON)                                               8,874,327
            190,500 Western Wireless Corp. Class A (NON)                                                  7,412,355
                                                                                                     --------------
                                                                                                         73,431,356

Transaction Processing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            360,100 Concord EFS, Inc. (NON)                                                              20,662,538
                                                                                                     --------------
                    Total Common Stocks (cost $8,113,477,679)                                        $7,536,047,190

SHORT-TERM INVESTMENTS (12.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         871,887,152 Short-term investments held as collateral for loaned securities with yields ranging from 3.62% to 5.56%
                      and due dates ranging from August 1, 2001 to
                      December 24, 2001 (d)                                                          $  870,585,826
           41,000,000 Asset Securitization Cooperative Corp., effective
                      yield of 3.73%, August 17, 2001                                                    40,932,031
                                                                                                     --------------
                      Total Short-Term Investments (cost $911,517,857)                               $  911,517,857
-------------------------------------------------------------------------------------------------------------------
                      Total Investments (cost $9,024,995,536) (b)                                    $8,447,565,047
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $7,527,703,494.

  (b) The aggregate identified cost on a tax basis is $9,184,890,902, resulting in gross unrealized appreciation and depreciation of $650,970,898 and $1,388,296,753, respectively, or net unrealized depreciation of $737,325,855.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

  (d) See footnote 1 to financial statements on page 28.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $851,458,394 of
securities on loan (identified cost $9,024,995,536) (Note 1)                $ 8,447,565,047
-------------------------------------------------------------------------------------------
Cash                                                                                 73,844
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                          713,515
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            6,621,161
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  103,219,216
-------------------------------------------------------------------------------------------
Total assets                                                                  8,558,192,783

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                130,203,281
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       13,973,694
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      9,631,081
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,853,353
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      193,442
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,241
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,727,995
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              870,585,826
-------------------------------------------------------------------------------------------
Other accrued expenses                                                            1,316,376
-------------------------------------------------------------------------------------------
Total liabilities                                                             1,030,489,289
-------------------------------------------------------------------------------------------
Net assets                                                                   $7,527,703,494

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $10,420,691,251
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (2,315,557,268)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (577,430,489)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $ 7,527,703,494

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,614,523,068 divided by 500,568,517 shares)                                        $9.22
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.22)*                                $9.78
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,776,848,429 divided by 214,047,426 shares)**                                      $8.30
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($115,494,747 divided by 12,762,760 shares)**                                         $9.05
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($142,886,958 divided by 16,345,493 shares)                                           $8.74
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.74)*                                $9.06
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($877,950,292 divided by 92,595,206 shares)                                           $9.48
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended July 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,412) (including dividends of
$1,269,646 from affiliated issuers) (Note 5)                                 $   22,742,033
-------------------------------------------------------------------------------------------
Interest                                                                         16,166,693
-------------------------------------------------------------------------------------------
Securities lending                                                                1,400,908
-------------------------------------------------------------------------------------------
Total investment income                                                          40,309,634
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 45,268,388
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   13,535,981
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   73,752
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     45,393
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            14,896,206
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            24,947,867
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             1,170,467
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,517,273
-------------------------------------------------------------------------------------------
Other                                                                             4,517,746
-------------------------------------------------------------------------------------------
Total expenses                                                                  105,973,073
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,923,936)
-------------------------------------------------------------------------------------------
Net expenses                                                                    104,049,137
-------------------------------------------------------------------------------------------
Net investment loss                                                             (63,739,503)
-------------------------------------------------------------------------------------------
Net realized loss on investments (including realized loss of
$211,218,034 on sales of investments in affiliated issuers)
(Notes 1, 3 and 5)                                                           (2,092,478,851)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                 (74,649,778)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                   (2,419,677,906)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (4,586,806,535)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(4,650,546,038)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year ended July 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (63,739,503) $   (62,982,445)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (2,167,128,629)   2,412,270,912
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          (2,419,677,906)     872,985,202
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (4,650,546,038)   3,222,273,669
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                         (1,352,684,548)    (597,955,090)
--------------------------------------------------------------------------------------------------
   Class B                                                           (629,630,376)    (297,083,856)
--------------------------------------------------------------------------------------------------
   Class C                                                            (24,628,506)        (789,555)
--------------------------------------------------------------------------------------------------
   Class M                                                            (48,435,612)     (24,557,590)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (235,562,895)     (92,304,043)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                            (78,788,416)              --
--------------------------------------------------------------------------------------------------
   Class B                                                            (36,673,429)              --
--------------------------------------------------------------------------------------------------
   Class C                                                             (1,434,511)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (2,821,179)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                            (13,720,588)              --
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                             (1,712,569)              --
--------------------------------------------------------------------------------------------------
   Class B                                                               (797,145)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                (31,181)              --
--------------------------------------------------------------------------------------------------
   Class M                                                                (61,322)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                               (298,235)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   3,600,192,787    2,631,399,814
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (3,477,633,763)   4,840,983,349

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                  11,005,337,257    6,164,353,908
--------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss of $-- and $--, respectively)                                 $7,527,703,494  $11,005,337,257
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.10       $14.30       $13.49       $12.52        $9.79
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.06)        (.09)        (.05)        (.05)        (.03)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.00)        7.18         1.89         1.98         3.43
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (6.06)        7.09         1.84         1.93         3.40
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.60)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.21)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of capital                  (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.22       $19.10       $14.30       $13.49       $12.52
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (37.86)       53.19        15.08        16.90        36.25
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $4,614,523   $6,763,532   $3,672,460   $3,279,628   $2,626,464
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .89          .87          .94          .98         1.04
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.47)        (.51)        (.41)        (.38)        (.25)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                109.13       115.31       155.40       110.60        82.91
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.73       $13.51       $12.89       $12.09        $9.55
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.15)        (.21)        (.14)        (.14)        (.11)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.46)        6.72         1.79         1.90         3.32
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (5.61)        6.51         1.65         1.76         3.21
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.60)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.21)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of capital                  (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.30       $17.73       $13.51       $12.89       $12.09
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (38.31)       51.89        14.27        16.05        35.14
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,776,848   $2,880,568   $1,768,766   $1,585,961   $1,212,589
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.64         1.62         1.69         1.73         1.79
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.22)       (1.26)       (1.16)       (1.13)        (.99)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                109.13       115.31       155.40       110.60        82.91
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                            For the period
Per-share                                                   July 26, 1999+
operating performance                   Year ended July 31    to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.95       $14.30       $14.54
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.15)        (.24)          --(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.93)        7.18         (.24)
---------------------------------------------------------------------------
Total from
investment operations                  (6.08)        6.94         (.24)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain
on investments                         (3.60)       (2.29)          --
---------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.21)          --           --
---------------------------------------------------------------------------
From return of capital                  (.01)          --           --
---------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)          --
---------------------------------------------------------------------------
Net asset value,
end of period                          $9.05       $18.95       $14.30
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (38.33)       52.03        (1.65)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $115,495      $91,914         $364
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.64         1.62          .01*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.20)       (1.24)        (.01)*
---------------------------------------------------------------------------
Portfolio turnover (%)                109.13       115.31       155.40
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.40       $13.92       $13.22       $12.34        $9.72
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.13)        (.17)        (.12)        (.11)        (.08)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.71)        6.94         1.85         1.95         3.37
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (5.84)        6.77         1.73         1.84         3.29
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.60)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.21)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of capital                  (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.74       $18.40       $13.92       $13.22       $12.34
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (38.15)       52.26        14.53        16.38        35.35
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $142,887     $241,432     $150,573     $128,259      $90,788
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.39         1.37         1.44         1.48         1.54
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.97)       (1.01)        (.91)        (.88)        (.73)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                109.13       115.31       155.40       110.60        82.91
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------

Per-share
operating performance                                     Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.48       $14.52       $13.64       $12.61        $9.84
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss) (a)        (.03)        (.05)        (.02)        (.02)          --(d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (6.15)        7.30         1.93         2.01         3.44
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (6.18)        7.25         1.91         1.99         3.44
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (3.60)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.21)          --           --           --           --
-----------------------------------------------------------------------------------------------------
From return of capital                  (.01)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (3.82)       (2.29)       (1.03)        (.96)        (.67)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.48       $19.48       $14.52       $13.64       $12.61
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (37.71)       53.51        15.44        17.26        36.49
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $877,950   $1,027,892     $572,191     $288,593     $242,742
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)               .64          .62          .69          .73          .79
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.21)        (.26)        (.17)        (.13)         .02
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                109.13       115.31       155.40       110.60        82.91
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
July 31, 2001

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of mid-sized companies selected for above-average growth potential. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At July 31, 2001, the value of securities loaned amounted to $851,458,394. The fund received cash collateral of $870,585,826 which is pooled with collateral from other Putnam funds into (50) issuers of high-grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, realized gains and losses on certain futures contracts and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2001, the fund reclassified $63,739,503 to decrease accumulated net investment loss and $63,739,461 to decrease paid-in-capital, with an increase to accumulated net realized losses of $42. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended July 31, 2001, the fund's expenses were reduced by $1,923,936 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,204 has been allocated to the fund, and an additional fee for each Trustees meeting at tended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and .075% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $2,312,350 and $57,529 from the sale of class A and class M shares, respectively, and received $2,417,365 and $40,616 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 2001, Putnam Retail Management, acting as underwriter received $101,392 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $11,636,581,311 and $10,515,357,456, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                187,809,525     $ 2,607,982,963
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                              102,519,142       1,362,479,783
---------------------------------------------------------------------------
                                           290,328,667       3,970,462,746

Shares
repurchased                               (143,925,401)     (1,885,488,166)
---------------------------------------------------------------------------
Net increase                               146,403,266     $ 2,084,974,580
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                148,875,856     $ 2,755,980,157
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               36,270,301         565,453,292
---------------------------------------------------------------------------
                                           185,146,157       3,321,433,449

Shares
repurchased                                (87,755,256)     (1,570,813,140)
---------------------------------------------------------------------------
Net increase                                97,390,901     $ 1,750,620,309
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 67,031,874      $  904,598,519
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               51,377,387         617,555,949
---------------------------------------------------------------------------
                                           118,409,261       1,522,154,468

Shares
repurchased                                (66,797,871)       (765,545,584)
---------------------------------------------------------------------------
Net increase                                51,611,390      $  756,608,884
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 58,287,478      $1,011,207,964
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,896,255         274,940,514
---------------------------------------------------------------------------
                                            77,183,733       1,286,148,478

Shares
repurchased                                (45,717,778)       (773,121,833)
---------------------------------------------------------------------------
Net increase                                31,465,955      $  513,026,645
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,434,549        $158,302,586
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,829,239          23,981,328
---------------------------------------------------------------------------
                                            13,263,788         182,283,914

Shares
repurchased                                 (5,352,119)        (70,825,437)
---------------------------------------------------------------------------
Net increase                                 7,911,669        $111,458,477
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,066,652        $100,411,190
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   45,124             701,686
---------------------------------------------------------------------------
                                             5,111,776         101,112,876

Shares
repurchased                                   (286,103)         (5,405,097)
---------------------------------------------------------------------------
Net increase                                 4,825,673        $ 95,707,779
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,087,667        $ 69,405,389
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,953,083          49,966,957
---------------------------------------------------------------------------
                                             9,040,750         119,372,346

Shares
repurchased                                 (5,814,462)        (71,201,943)
---------------------------------------------------------------------------
Net increase                                 3,226,288        $ 48,170,403
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,664,785       $ 115,622,841
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,594,786          24,049,323
---------------------------------------------------------------------------
                                             8,259,571         139,672,164

Shares
repurchased                                 (5,960,334)       (100,918,376)
---------------------------------------------------------------------------
Net increase                                 2,299,237       $  38,753,788
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 54,215,319      $  768,276,521
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,297,780         249,581,718
---------------------------------------------------------------------------
                                            72,513,099       1,017,858,239

Shares
repurchased                                (32,694,339)       (418,877,796)
---------------------------------------------------------------------------
Net increase                                39,818,760      $  598,980,443
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,686,680       $ 543,717,958
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,811,982          92,304,043
---------------------------------------------------------------------------
                                            34,498,662         636,022,001

Shares
repurchased                                (21,142,358)       (402,730,708)
---------------------------------------------------------------------------
Net increase                                13,356,304       $ 233,291,293
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                             Purchase             Sales             Dividend              Market
Affiliates                                     cost               cost               Income               Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
Diamondcluster Intl., Inc.
Class A                                   $ 11,636,588        $ 65,628,441          $       --        $         --
IDEXX Laboratories, Inc.                            --             264,915                  --          45,547,717
Linens 'N Things, Inc.                       2,693,135          86,965,651                  --                  --
Peregrine Systems, Inc.                    122,086,827          74,326,390                  --                  --
PerkinElmer, Inc.                           93,489,621          34,678,730           1,269,646         175,795,200
Radio One, Inc. Class A                        383,494          19,871,377                  --                  --
Retek, Inc.                                104,509,583             664,039                  --          94,042,520
Sawtek, Inc.                                19,080,630         148,988,428                  --                  --
Spanish Broadcasting
System, Inc. Class A                         2,192,288         102,404,084                  --                  --
------------------------------------------------------------------------------------------------------------------
  Totals                                  $356,072,166        $533,792,055          $1,269,646        $315,385,437
------------------------------------------------------------------------------------------------------------------



FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the fund hereby designates $133,438,123 as a long term capital gain, for its taxable year ended July 31, 2001.

For the year ended July 31, 2001, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Eric M. Wetlaufer
Vice President and Fund Manager

Dana F. Clark
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Kenneth J. Doerr
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN015-74754  006/317/515/376  9/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Vista Fund
Supplement to annual Report dated 7/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 7/31/01

                                                      NAV

1 year                                              -37.71%
5 years                                              76.68%
Annual average                                       12.06%
10 years                                            295.64%
Annual average                                       14.74%
Life of fund (since class A inception, 6/3/68)
Annual average                                       10.93%

Share value:                                          NAV
7/31/00                                             $19.48
7/31/01                                              $9.48
----------------------------------------------------------------------------

Distributions:  No.  Income Long-term  Short-term  Return of capital  Total
                              Capital gains
                 1  $0.0000  $1.9016    $1.9128          $0.0046     $3.8190
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.